Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (10,402,021)	$ (9,707,324)	$ (9,245,671)
Other finance expense, net	(873,177)	(859,642)
Finance expense	(11,275,198)	(10,566,966)	(9,245,671)
Interest income	1,529,112	1,567,100	2,268,711
Foreign exchange gain, net	935,291	220,149	768,923
Other finance income, net			903,204
Finance income	2,464,403	1,787,249	3,940,838
Finance expense, net	(8,810,795)	$ (8,779,717)	(5,304,833)
Fees for the prepayment of Senior Notes due 2018			$ 158,496
Additional lease liabilities	$ 426,541
Foreign exchange rate | $ / $	18.8838	19.6730	19.7051
Interest income from temporary investments			$ 787,298